Stockholders' Equity - Stock Option Assumptions (Details) - Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years
Expected volatility, minimum	29.60%	22.60%
Expected volatility, maximum	30.10%	29.90%
Risk-free interest rate, minimum	0.60%	0.30%
Risk-free interest rate, maximum	1.40%	1.60%
Expected dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days	5 years 7 months 6 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 6 months	6 years 1 month 6 days